Concentrations of Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net Assets, Geographic Area [Member] | Swiss francs [Member]
Concentrations of Risk [Line Items]
Net assets	$ 741	$ 8